Stock Options and Nonvested Shares (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the stock option activity is as follows:

	2018		2019		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
Outstanding at beginning of year	13,677,960	$0.46	13,202,200	$0.43	13,160,200	$0.43
Exercised	(2,400)	0.25	(20,000)	0.25	—	—
Forfeited	(473,360)	1.16	(22,000)	1.43	(2,382,500)	1.27
Outstanding at end of year	13,202,200	$0.43	13,160,200	$0.43	11,137,700	$0.21
Shares exercisable at end of year	13,202,200	$0.43	13,160,200	$0.43	11,137,700	$0.21

Schedule of Information with Respect to Stock Options Outstanding

The following table summarizes information with respect to stock options outstanding at December 31, 2020:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2020	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2020
$0.25	11,137,700				11,137,700

	11,137,700	2.99	$0.21	$—	11,137,700	$0.21	$—

2014 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the stock option activity is as follows:

	2018		2019		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
Outstanding at beginning of year	3,755,000	$0.49	3,675,000	$0.48	3,475,000	$0.46
Granted	280,000	0.43	—	—	—	—
Exercised	—	—	—	—	—	—
Forfeited	(360,000)	0.62	(200,000)	0.72	(360,000)	0.52
Outstanding at end of year	3,675,000	$0.48	3,475,000	$0.46	3,115,000	$0.41
Shares exercisable at end of year	1,877,000	$0.59	2,529,000	$0.49	2,234,600	$0.43

Schedule of Information with Respect to Stock Options Outstanding

The following table summarizes information with respect to stock options outstanding at December 31, 2020:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2020	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2020
$0.878	575,000				575,000
$0.920	40,000				40,000
$0.302	780,000				592,800
$0.348	1,310,000				890,800
$0.348	200,000				136,000
$0.434	210,000				—
	3,115,000	4.88	$0.41	—	2,234,600	$0.43	—

Schedule of Fair Value of Employee Options Estimated on the Basis of Black-Scholes Option Price Model

The fair value of employee options was estimated on the basis of the Black-Scholes Option Price model with the following assumptions:

	Years ended December 31,
	2018	2019	2020
Weighted average risk free rate of return	2.52%	—	—
Weighted average expected option life	7.34 years	—	—
Expected volatility rate	76.44%	—	—
Dividend yield	—	—	—